Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
	(a)	(b)	(c)	(d)	(f)	(g)
Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($) (in thousands)
2025	457,303	457,303	493,872	493,872	$38.95	(6,213)
2024	454,032	454,032	481,637	481,637	$75.00	(4,069)
2023	455,703	455,703	481,460	481,460	$54.50	1,165
2022	411,900	411,900	383,998	383,998	$70.00	1,146

Named Executive Officers, Footnote [Text Block]
(1)

For fiscal years 2025, 2024 and 2023, this is the total compensation as disclosed in the Summary Compensation Table above for our PEO, Mr. Nicholas Gerber.

Compensation ‘actually paid” reflects adjustments to the SCT total, including:

Inclusion/exclusion of pension values in accordance with SEC rules.

PEO Total Compensation Amount	[1]	$ 457,303	$ 454,032	$ 455,703	$ 411,900
PEO Actually Paid Compensation Amount	[2]	457,303	454,032	455,703	411,900
Non-PEO NEO Average Total Compensation Amount		493,872	481,637	481,460	383,998
Non-PEO NEO Average Compensation Actually Paid Amount		493,872	481,637	481,460	383,998
Total Shareholder Return Amount		38.95	75.00	54.50	70.00
Net Income (Loss) Attributable to Parent		$ (6,213,000)	$ (4,069,000)	$ 1,165,000	$ 1,146,000
PEO Name		Mr. Nicholas Gerber	Mr. Nicholas Gerber	Mr. Nicholas Gerber
Additional 402(v) Disclosure [Text Block]		The Company is a smaller reporting company for the fiscal year ended June 30, 2025. Pursuant to Item 402(v) of Regulation S-K, the following table and disclosure presents the most recent three years of Pay versus Performance information.

[1]	For fiscal years 2025, 2024 and 2023, this is the total compensation as disclosed in the Summary Compensation Table above for our PEO, Mr. Nicholas Gerber. Compensation ‘actually paid” reflects adjustments to the SCT total, including: Inclusion/exclusion of pension values in accordance with SEC rules.
[2]	For fiscal years 2025, 2024 and 2023, this is the average total compensation as disclosed in the Summary Compensation Table above for our non-PEO NEOs Mr. David Neibert and Ms. Carolyn Yu.